Equity (Details) - Schedule of Issued and Outstanding Share Capital	12 Months Ended
Dec. 31, 2023 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance at January 1, 2023	261,494
Issuance of share capital – in respect of investment in affiliate	13,858
Share issued to a consultant	7,942
Issuance of share capital – in respect of shelf prospectus	296
Issuance of share capital – in respect of August 2023 financing round	237,500
Issuance of share capital – in respect of rounding errors	2,688
Issuance of share capital – in respect of October 2023 financing round	182,905
Balance at December 31, 2023	706,683